CONSOLIDATED INCOME STATEMENTS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Interest income calculated using the effective interest method	$ 124,096	$ 94,045	$ 103,977
Other interest and similar income	14,900	9,067	12,008
Interest expense and similar charges	(63,884)	(39,680)	(50,175)
NET INTEREST INCOME	75,112	63,432	65,810
Dividend income	186	227	246
Income from entities accounted for using the equity method	182	200	178
Fee and commission income.	28,495	25,355	23,756
Fee and commission expenses	(9,263)	(8,149)	(6,733)
Gains/(losses) on financial assets and liabilities (net)	1,024	4,883	5,984
Exchange differences (net)	(7)	(35)	19
Other operating income	810	1,740	1,651
Other expense, by function	(5,286)	(5,206)	(5,213)
TOTAL INCOME	91,253	82,447	85,698
Administrative expenses:	(33,765)	(30,872)	(30,135)
Personnel expenses	(18,915)	(16,485)	(14,876)
Other general administrative expenses	(14,850)	(14,387)	(15,259)
Depreciation and amortization	(6,686)	(6,243)	(5,743)
Impairment losses on financial assets (net)	(16,083)	(19,229)	(21,799)
Gains/(losses) on modification of financial assets (net)			(1,743)
Impairment losses on other assets (net), Non-current assets held for sale		(27)	(119)
Provisions (net)	(2,521)	(386)	(974)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	4	57	6
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	70	20	9
OPERATING PROFIT BEFORE TAX	32,272	25,767	25,200
Income tax	(8,164)	(4,966)	(6,226)
PROFIT FOR THE YEAR	24,108	20,801	18,974
Profit attributable to the Parent	$ 24,108	$ 20,801	$ 18,974
EARNINGS PER SHARE (pesos)
Basic earnings per share (in pesos per share)	$ 3.56	$ 3.07	$ 2.80
Diluted earnings per share (in pesos per share)	$ 3.55	$ 3.06	$ 2.80
Financial assets at amortized cost category
Statement
Impairment losses on financial assets (net)	$ (16,100)	$ (19,229)	$ (21,731)
Financial assets at fair value through other comprehensive income category
Statement
Dividend income	173	$ 199	206
Impairment losses on financial assets (net)	$ 17		$ (68)